Income Taxes - Company's net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net-operating loss carryforward	$ (59,960,000)	$ (50,821,000)
Total gross deferred tax assets	93,011,000	74,955,000
Valuation allowance	91,315,000	73,930,000
Star Peak Energy Transition Corp [Member]
Deferred tax assets:
Net-operating loss carryforward	(13,291)	(176)
Start-up/Organization costs	(693,037)	(2,009)
Total gross deferred tax assets	706,328	2,185
Valuation allowance	$ 706,328	$ 2,185